Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2025
Vessels, Net
Schedule of vessels, net

		Dry-docking and
	Vessels’ cost	special survey costs	Total
Cost
Balance – January 1, 2024	$1,138,221,805	$16,215,323	$1,154,437,128
Fully amortized Dry-Dock component	—	(6,000,000)	(6,000,000)
Additions	—	11,628,230	11,628,230
Balance – December 31, 2024	$1,138,221,805	$21,843,553	$1,160,065,358
Additions	—	625,109	625,109
Balance – June 30, 2025	$1,138,221,805	22,468,662	1,160,690,467
Accumulated Depreciation
Balance – January 1, 2024	(158,183,343)	$(8,185,605)	$(166,368,948)
Fully amortized Dry-Dock component	—	6,000,000	6,000,000
Depreciation charge for the year	(37,494,282)	(3,604,608)	(41,098,890)
Balance – December 31, 2024	$(195,677,625)	$(5,790,213)	$(201,467,838)
Depreciation charge for the period	(18,396,068)	(2,158,517)	(20,554,585)
Balance – June 30, 2025	$(214,073,693)	(7,948,730)	(222,022,423)
Net Book Value – December 31, 2024	$942,544,180	$16,053,340	$958,597,520
Net Book Value – June 30, 2025	$924,148,112	$14,519,932	$938,668,044